Document And Entity Information	Mar. 10, 2021
Document Information [Line Items]
Entity, Registrant Name	Bryn Mawr Bank Corporation
Document, Type	8-K
Document, Period End Date	Mar. 10, 2021
Entity, Incorporation, State or Country Code	PA
Entity, File Number	001-35746
Entity, Tax Identification Number	23-2434506
Entity, Address, Address Line One	801 Lancaster Avenue
Entity, Address, City or Town	Bryn Mawr
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19010
City Area Code	610
Local Phone Number	525-1700
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	BMTC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000802681